Core Alternative ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.6%		Shares		Value
Basic Materials - 3.4%
Air Products & Chemicals, Inc.		20,840		$5,328,996
Mosaic Co.		112,993		3,470,015
				8,799,011

Communications - 7.5%
Alphabet, Inc. - Class A (a)		49,238		6,898,245
Cisco Systems, Inc.		122,308		6,137,415
FactSet Research Systems, Inc.		13,045		6,208,376
				19,244,036

Consumer, Cyclical - 11.4%
Dollar General Corp.		29,877		3,945,855
Genuine Parts Co.		41,866		5,870,869
McDonald's Corp.		23,144		6,774,712
Starbucks Corp.		64,091		5,962,386
Walmart, Inc.		40,677		6,721,874
				29,275,696

Consumer, Non-cyclical - 23.2%
Amgen, Inc.		23,967		7,531,870
CVS Health Corp.		63,331		4,709,926
Diageo PLC (b)		38,625		5,574,746
Eli Lilly & Co.		11,459		7,398,045
Johnson & Johnson		46,743		7,427,463
Merck & Co., Inc.		59,333		7,166,240
PepsiCo, Inc.		34,457		5,807,038
Procter & Gamble Co.		45,323		7,122,056
UnitedHealth Group, Inc.		13,253		6,782,090
				59,519,474

Energy - 4.7%
Chevron Corp.		40,590		5,984,184
Exxon Mobil Corp.		60,016		6,170,245
				12,154,429

Financial - 11.9%
Aflac, Inc.		81,614		6,883,325
Chubb Ltd.(b)		24,233		5,937,085
CME Group, Inc.		19,260		3,964,478
JPMorgan Chase & Co.		42,491		7,408,731
Morgan Stanley		73,213		6,387,102
				30,580,721

Industrial - 9.8%
Emerson Electric Co.		69,071		6,335,883
Lockheed Martin Corp.		13,229		5,680,665
Norfolk Southern Corp.		26,164		6,154,819
Waste Management, Inc.		38,371		7,122,809
				25,294,176

Technology - 19.8%
Accenture PLC - Class A (b)		19,093		6,947,561
Advanced Micro Devices, Inc.(a)		27,328		4,582,632
Apple, Inc.		32,829		6,053,668
Broadridge Financial Solutions, Inc.		36,523		7,457,997
Fiserv, Inc.(a)		52,113		7,393,271
Microsoft Corp.		16,956		6,741,367
NXP Semiconductors NV(b)		24,169		5,089,266
Paychex, Inc.		55,213		6,721,078
				50,986,840

Utilities - 3.9%
NextEra Energy, Inc.		71,533		4,193,980
Southern Co.		85,281		5,928,735
				10,122,715
TOTAL COMMON STOCKS (Cost $227,105,078)				245,977,098

REAL ESTATE INVESTMENT TRUSTS - 2.3%		Shares		Value
Realty Income Corp.		108,602		5,906,863
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,079,175)				5,906,863

PURCHASED OPTIONS - 2.0%	Notional Amount	Contracts	(c)	Value
Put Options - 2.0%				$–
S&P 500 Index		–		$–
Expiration: 02/2024; Exercise Price: $4,755.00	254,396,625	525		425,250
Expiration: 02/2024; Exercise Price: $4,775.00	181,711,875	375		772,500
Expiration: 02/2024; Exercise Price: $4,850.00	327,081,375	675		2,173,500
Expiration: 02/2024; Exercise Price: $4,880.00	157,483,625	325		1,685,125
Total Put Options				5,056,375
TOTAL PURCHASED OPTIONS (Cost $5,329,177)				5,056,375

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%		Shares
First American Government Obligations Fund - Class X, 5.25%(d)		5,000,542		5,000,542
TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,542)				5,000,542

TOTAL INVESTMENTS - 101.8% (Cost $243,513,972)				$261,940,878
Liabilities in Excess of Other Assets - (1.8)%				(4,580,864)
TOTAL NET ASSETS - 100.0%				$257,360,014

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security
(c)	Each contract has a multiplier of 100.
(d)	The rate shown represents the 7-day effective yield as of period end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Core Alternative ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$245,977,098	$–	$–	$245,977,098
Real Estate Investment Trusts	5,906,863	–	–	5,906,863
Purchased Options	–	5,056,375	–	5,056,375
Money Market Funds	5,000,542	–	–	5,000,542
Total Assets	$256,884,503	$5,056,375	$–	$261,940,878

Refer to the Schedule of Investments for industry classifications.